Subsidiaries With Material Non-controlling Interest - Summarize Financial Position (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total non-current liabilities and provision	€ (201,286)	€ (238,561)
Total equity	(995,910)	(841,659)	€ (310,140)	€ (265,439)
Equity holders of parent	996,130	842,074
Non-controlling interest	220	415
Ompi of Japan Co., Ltd.
Property, plant and equipment and other non-current assets	395	534
Net working capital	(92)	(280)
Net capital employed	303	254
Net financial position	(864)	(1,233)
Total equity	(561)	(979)
Equity holders of parent	(286)	(500)
Non-controlling interest	(275)	(479)
Medical Glass a.s.
Property, plant and equipment and other non-current assets	19,102	13,658
Net working capital	5,228	5,582
Total non-current liabilities and provision	(769)	(653)
Net capital employed	23,561	18,587
Net financial position	(2,306)	6,204
Total equity	21,255	24,791
Equity holders of parent	21,199	24,727
Non-controlling interest	€ 55	€ 64